Segments	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segments

22. Segments

Nucor reports its results in the following segments: steel mills, steel products and raw materials. The steel mills segment includes carbon and alloy steel in sheet, bars, structural and plate; steel foundation distributors; tubular products businesses; steel trading businesses; rebar distribution businesses; and Nucor’s equity method investments in Duferdofin Nucor and NuMit. The steel products segment includes steel joists and joist girders, steel deck, fabricated concrete reinforcing steel, cold finished steel, steel fasteners, metal building systems, steel grating, and wire and wire mesh. The raw materials segment includes The David J. Joseph Company and its affiliates (DJJ), primarily a scrap broker and processor; Nu-Iron Unlimited and Nucor Steel Louisiana, two facilities that produce Direct Reduced Iron (DRI) used by the steel mills; our natural gas production operations; and Nucor’s equity method investment in Hunter Ridge. Nucor sold its 50% interest in Hunter Ridge during the third quarter of 2016. The steel mills, steel products and raw materials segments are consistent with the way Nucor manages its business, which is primarily based upon the similarity of the types of products produced and sold by each segment.

Net interest expense, other income, profit sharing expense and stock-based compensation are shown under Corporate/eliminations. Corporate assets primarily include cash and cash equivalents, short-term investments, allowances to eliminate intercompany profit in inventory, deferred income tax assets, federal and state income taxes receivable and investments in and advances to affiliates. The balance of Corporate assets at December 31, 2015 and 2014 was adjusted due to the adoption of new accounting guidance requiring the reclassification of debt issuance costs into liabilities in the first quarter of 2016 (see Note 2). The balance of Corporate assets and earnings (loss) before income taxes and noncontrolling interests as of and for the periods ending December 31, 2015 and 2014 was adjusted due to the change in accounting principle from LIFO to FIFO for certain inventories (see Note 2), as previously the impact of LIFO was recognized in Corporate/eliminations consistent with our internal reporting.

Nucor’s results by segment are as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Net sales to external customers:
Steel mills	$11,312,048	$11,084,331	$14,723,642
Steel products	3,687,448	3,966,895	4,032,385
Raw materials	1,208,626	1,388,050	2,349,114

	$16,208,122	$16,439,276	$21,105,141

Intercompany sales:
Steel mills	$2,070,077	$2,152,157	$2,904,317
Steel products	106,838	90,969	105,383
Raw materials	5,997,498	6,279,316	9,618,145
Corporate/eliminations	(8,174,413)	(8,522,442)	(12,627,845)

	$—	$—	$—

Depreciation expense:
Steel mills	$377,627	$381,352	$366,568
Steel products	36,906	39,512	42,777
Raw materials	191,466	198,705	235,443
Corporate	7,193	6,188	7,212

	$613,192	$625,757	$652,000

Amortization expense:
Steel mills	$22,479	$18,789	$15,269
Steel products	21,998	23,932	27,644
Raw materials	29,385	31,539	29,510

	$73,862	$74,260	$72,423

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$1,724,168	$629,256	$1,594,352
Steel products	249,970	276,048	166,323
Raw materials	(95,121)	(283,938)	(29,053)
Corporate/eliminations	(580,358)	(379,500)	(584,334)

	$1,298,659	$241,866	$1,147,288

Segment assets:
Steel mills	$8,084,773	$7,318,169	$8,528,623
Steel products	2,544,344	2,485,122	2,731,320
Raw materials	3,235,237	3,123,190	3,858,254
Corporate/eliminations	1,359,164	1,400,488	838,270

	$15,223,518	$14,326,969	$15,956,467

Capital expenditures:
Steel mills	$375,996	$248,532	$343,767
Steel products	30,698	41,291	27,262
Raw materials	194,112	74,607	197,252
Corporate	16,871	338	586

	$617,677	$364,768	$568,867

Net sales by product were as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2016	2015	2014
Net sales to external customers:
Sheet	$5,178,467	$4,628,805	$5,988,303
Bar	2,886,648	3,005,450	4,051,171
Structural	1,982,642	2,137,413	2,617,196
Plate	1,204,185	1,312,663	2,066,972
Tubular products	60,106	—	—
Steel products	3,687,448	3,966,895	4,032,385
Raw materials	1,208,626	1,388,050	2,349,114

	$16,208,122	$16,439,276	$21,105,141